Changes in Accumulated Other Comprehensive Income (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest revenue	$ 2,989,000,000	$ 2,274,000,000	$ 2,425,000,000
Interest Expense, Long-term Debt	1,334,000,000	1,516,000,000	1,746,000,000
Other expense	6,089,000,000	6,796,000,000	6,851,000,000
Net Unrealized Investment Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest revenue	111,000,000	145,000,000
Income tax provision for other non-interest revenue	(40,000,000)	(52,000,000)
Increase (decrease) due to amounts reclassified into earnings	71,000,000	93,000,000
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expense	(9,000,000)	0
Income tax benefit for other, net expense	4,000,000	0
Increase (decrease) due to amounts reclassified into earnings	(5,000,000)	0
Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Increase (decrease) due to amounts reclassified into earnings	$ 66,000,000	$ 93,000,000